Business Combination - Proforma Information (Details) - TWHL - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination
Revenue from the acquisition date	¥ 625,378
Net income from the acquisition date	25,555
Net revenue, had the acquisition actually taken place as of the beginning of the year	4,395,007	¥ 3,765,294
Net income, had the acquisition actually taken place as of the beginning of the year	¥ 972,793	¥ 646,376